Nature of Operations and Basis of Presentation - Additional Information (Detail)	Dec. 31, 2017
Nucor-Yamato Steel Company [Member]
Summary Of Organization And Operations [Line Items]
Noncontrolling interest, ownership percentage by parent	51.00%